Borrowings - Additional Information (Detail) - USD ($)							1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 22, 2021	Nov. 30, 2019	Oct. 25, 2019	Sep. 13, 2019	May 12, 2014	Apr. 27, 2011	Oct. 31, 2019	Jun. 30, 2021	Dec. 31, 2019	Mar. 31, 2021	Feb. 28, 2021	Dec. 31, 2020	Sep. 30, 2019
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings								$ 15,214,780				$ 15,183,421
loan repayable period								30 days
Repayment loan amount owed								$ 3,250,000
Ordinary Shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares issued										86,250,000	25,568,180
Loans from Government
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings						$ 10,000,000		7,366,882				7,494,665
Loan repayable period						five-year
Borrowings, interest rate						6.00%
Loans from Government
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings								11,154,423				11,123,065
CSL Finance Pty Ltd
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan facility					$ 4,500,000
Percentage of based on research and development costs					75.00%
Borrowings Interest rate									6% plus LIBOR
Long-term Borrowings Including Interest								$ 4,231,620				$ 4,795,867
CSL Finance Pty Ltd | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
loan repayable period					10 years
Convertible Loan Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan repayable period				two-year
Loan facility													$ 1,000,000
Borrowings, interest rate													10.00%
Proceeds from non-current borrowings							$ 1,000,000
October / November 2019 Loan Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan repayable period			two-year
Loan facility			$ 2,250,000
Borrowings, interest rate			10.00%
Proceeds from non-current borrowings							$ 2,250,000
Percentage of principal loan amount optionally entitled to purchase shares, maximum		50.00%					50.00%
Exercise price		$ 2.02					$ 2.02
Number of shares issued	285,110
October / November 2019 Loan Facility | Ordinary Shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares issued	1,425,550
October / November 2019 Loan Facility | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Repayment loan amount owed			$ 1,000,000
Convertible Loan Facility And October Or November 2019 Loan Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Warrants to purchase	575,399						575,399
Exercise price	$ 2.02						$ 2.02
Number of shares issued								285,110